Shareholders' (deficit) / equity - 2024 Private Placement (Details) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 EUR (€)	May 31, 2024 $ / shares shares
Shareholders' Equity
Term of warrants	6 years
Proceeds from share capital increase - SEPA		€ 1,070
General and administrative expense		€ 49,350	€ 40,192
Share capital increase			€ 82,829
PIPE
Shareholders' Equity
Issued shares | shares		46,338,225
Proceeds from share capital increase - SEPA	€ 45,137
Share capital increase		€ 9,023
PIPE | Subscribed capital
Shareholders' Equity
Share capital increase	463	463
PIPE | Share premium
Shareholders' Equity
Decrease through transaction costs incurred	283
Share capital increase	€ 8,560	€ 8,560
PIPE | Class A shares
Shareholders' Equity
Issued shares | shares	46,338,225	46,338,225
Offering price per share | $ / shares				$ 1.05
Number of shares called by warrants | shares				46,338,225
Offering per per warrant | $ / shares				$ 1.50
Amount of gross proceeds allocated to initial fair value of 2024 PIPE Warrants	€ 35,831
Amount of gross proceeds allocated to initial fair value of shares	9,306
General and administrative expense	€ 1,127